Preferred Stock (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Detail of Preferred Stock [Abstract]
Preferred Stock Shares authorized and designated | shares		12,036,414	11,941,891
ESOP Liquidation preference per share (in dollars per share) | $ / shares		$ 0	$ 0
ESOP Shares authorized and designated | shares		1,556,104	1,439,181
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		11,677,235	11,532,712
Voting Rights		If issued, preference shares would be limited to one vote per share
Par value		$ 26,757	$ 25,950
Carrying value		25,358	24,551
Discount		$ 1,399	$ 1,399
ESOP Shares issued and outstanding | shares		1,556,104	1,439,181
ESOP Liquidation preference value		$ 1,556	$ 1,439
ESOP Carrying value		1,556	1,439
ESOP Discount		$ 0	$ 0
Preferred Stock, No Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares		20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Par value		$ 0
Preferred Stock, Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares		4,000,000
Number of votes per share | vote		1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		0
Par value		$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 10	$ 10
Preferred Stock Shares authorized and designated | shares		97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		96,546	96,546
Preferred Stock, Liquidation Preference, Value		$ 0	$ 0
Carrying value		0	0
Discount		$ 0	$ 0
Series H - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 0	$ 20,000
Preferred Stock Shares authorized and designated | shares		0	50,000
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 100,000	$ 100,000
Preferred Stock Shares authorized and designated | shares		25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		25,010	25,010
Preferred Stock, Liquidation Preference, Value		$ 2,501	$ 2,501
Carrying value		2,501	2,501
Discount		$ 0	$ 0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		8.00%	8.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares		2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		2,150,375	2,150,375
Preferred Stock, Liquidation Preference, Value		$ 2,150	$ 2,150
Carrying value		1,995	1,995
Discount		$ 155	$ 155
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		7.98%	7.98%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares		3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		3,352,000	3,352,000
Preferred Stock, Liquidation Preference, Value		$ 3,352	$ 3,352
Carrying value		2,876	2,876
Discount		$ 476	$ 476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		7.50%	7.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares		4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		3,968,000	3,968,000
Preferred Stock, Liquidation Preference, Value		$ 3,968	$ 3,968
Carrying value		3,200	3,200
Discount		$ 768	$ 768
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.20%	5.20%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		30,000	30,000
Preferred Stock, Liquidation Preference, Value		$ 750	$ 750
Carrying value		750	750
Discount		$ 0	$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.125%	5.125%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		26,000	26,000
Preferred Stock, Liquidation Preference, Value		$ 650	$ 650
Carrying value		650	650
Discount		$ 0	$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.25%	5.25%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		25,000	25,000
Preferred Stock, Liquidation Preference, Value		$ 625	$ 625
Carrying value		625	625
Discount		$ 0	$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.85%	5.85%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		69,000	69,000
Preferred Stock, Liquidation Preference, Value		$ 1,725	$ 1,725
Carrying value		1,725	1,725
Discount		$ 0	$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		6.625%	6.625%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		33,600	33,600
Preferred Stock, Liquidation Preference, Value		$ 840	$ 840
Carrying value		840	840
Discount		$ 0	$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.90%	5.90%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		80,000	80,000
Preferred Stock, Liquidation Preference, Value		$ 2,000	$ 2,000
Carrying value		2,000	2,000
Discount		$ 0	$ 0
Series T - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		32,200	32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		32,000	32,000
Preferred Stock, Liquidation Preference, Value		$ 800	$ 800
Carrying value		800	800
Discount		$ 0	$ 0
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.875%	5.875%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		80,000	80,000
Preferred Stock, Liquidation Preference, Value		$ 2,000	$ 2,000
Carrying value		2,000	2,000
Discount		$ 0	$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		40,000	40,000
Preferred Stock, Liquidation Preference, Value		$ 1,000	$ 1,000
Carrying value		1,000	1,000
Discount		$ 0	$ 0
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.70%	5.70%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		40,000	40,000
Preferred Stock, Liquidation Preference, Value		$ 1,000	$ 1,000
Carrying value		1,000	1,000
Discount		$ 0	$ 0
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.50%	5.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares		46,000	46,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		46,000	46,000
Preferred Stock, Liquidation Preference, Value		$ 1,150	$ 1,150
Carrying value		1,150	1,150
Discount		$ 0	$ 0
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Depositary Shares Issued and Outstanding | shares	27,600,000
Percentage Interest in share of issued preferred stock	0.10%
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		5.625%	0.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares		$ 25,000	$ 0
Preferred Stock Shares authorized and designated | shares		27,600	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares		27,600	0
Preferred Stock, Liquidation Preference, Value		$ 690	$ 0
Par value	$ 690
Carrying value		690	0
Discount		$ 0	$ 0